Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Loss
Changes in Accumulated Other Comprehensive Earnings/(Loss)

The components of AOCI for 2014 are as follows (in thousands):

	As of December 31, 2013	Gain (Loss) Recognized in OCI	Gain (Loss) reclassified from AOCI to income	As of December 31, 2014

Changes in fair market value of hedges:
Gross	$(998)	$(510)	$488	$(1,020)
Income tax (benefit)	(402)	(167)	185	(384)

Net	(596)	(343)	303	(636)
Changes in unrealized pension cost:
Gross	(138,133)	(37,043)	5,885	(169,291)
Income tax (benefit)	(55,028)	(12,267)	2,171	(65,124)

Net	(83,105)	(24,776)	3,714	(104,167)
Cumulative translation adjustment:
Gross	949	(704)	—	245
Income tax (benefit)	(855)	530	—	(325)

Net	1,804	(1,234)	—	570

Total accumulated other comprehensive (loss) income	$(81,897)	$(26,353)	$4,017	$(104,233)

The components of AOCI for 2013 are as follows (in thousands):

	As of December 31, 2012	Gain (Loss) recognized in OCI	Gain (Loss) reclassified from AOCI to income	As of December 31, 2013

Changes in fair market value of hedges:
Gross	$(1,606)	$289	$319	$(998)
Income tax (benefit)	(626)	101	123	(402)

Net	(980)	188	196	(596)
Changes in unrealized pension cost:
Gross	(199,241)	51,642	9,466	(138,133)
Income tax (benefit)	(78,398)	19,821	3,549	(55,028)

Net	(120,843)	31,821	5,917	(83,105)
Cumulative translation adjustment:
Gross	575	374	—	949
Income tax (benefit)	(644)	(211)	—	(855)

Net	1,219	585	—	1,804

Total accumulated other comprehensive (loss) income	$(120,604)	$32,594	$6,113	$(81,897)